Short-Term Loans (Details) ₪ in Thousands, $ in Thousands										12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 15, 2024	Jul. 31, 2024 USD ($)	May 31, 2024 USD ($)	May 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 ILS (₪)	Sep. 30, 2021 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Mar. 27, 2025 USD ($)	Dec. 31, 2024 ILS (₪)	Nov. 30, 2024 USD ($)	Jul. 31, 2024 ILS (₪)	May 31, 2024 ILS (₪)	Dec. 31, 2023	May 31, 2023 ILS (₪)	Mar. 28, 2023	Sep. 30, 2021 ILS (₪)	Jul. 31, 2020 ILS (₪)
Short Term Loan [Line Items]
Principal amount	$ 137		$ 334	$ 321				$ 309	$ 1,452	$ 137		$ 5,000,000	₪ 500		₪ 1,200	₪ 1,200				₪ 980	₪ 5,000
Loans bearing interest rate	6.50%		7.00%	7.10%	7.25%	10.00%	10.00%	1.10%	1.10%	1.95%	1.95%
Remaining principal amount	$ 53									$ 53
Aggregate principal amount						$ 2,500	₪ 3,300
Interest of prime						12.00%	12.00%
Loan interest	$ 238									$ 238
Interest rate	11.50%									11.50%			11.50%				11.50%		10.00%
Loan amount														$ 500
Loab accrued interest rate														10.00%
Principal interest rate		5.00%
Bank of Israel intrabank [Member]
Short Term Loan [Line Items]
Loans bearing interest rate										1.50%	1.50%
Comsec Distribution [Member]
Short Term Loan [Line Items]
Remaining principal amount	$ 627									$ 627
Comsec Ltd [Member]
Short Term Loan [Line Items]
Principal amount	1,934									1,934			₪ 6,000
Remaining principal amount	877									$ 877
Comsec [Member]
Short Term Loan [Line Items]
Loans bearing interest rate										8.10%	8.10%
Remaining principal amount	4,527									$ 4,527
Aggregate principal amount										9,692	₪ 34,106
Aginix [Member]
Short Term Loan [Line Items]
Principal amount					$ 267													₪ 1,000
Remaining principal amount	195									195
Aginix, a second-tier subsidiary [Member]
Short Term Loan [Line Items]
Remaining principal amount	137									137
Qpoint [Member]
Short Term Loan [Line Items]
Principal amount	1,703				$ 469					1,703			₪ 6,300					₪ 1,700
Remaining principal amount	240									240
HUB Israel [Member]
Short Term Loan [Line Items]
Remaining principal amount	961									961
Aggregate principal amount						$ 900
Repayable of installment of debt						$ 1,000
Interest rate						24.00%	24.00%
Secured Promissory Note [Member]
Short Term Loan [Line Items]
Remaining principal amount	$ 3,715									$ 3,715
Financial covenants [Member]
Short Term Loan [Line Items]
Interest rate	10.00%									10.00%			10.00%
Bank loans										$ 332	1,212
Subsidiary’s adjusted equity (in New Shekels) | ₪											500
Financial covenants [Member] | Comsec [Member]
Short Term Loan [Line Items]
Bank loans										$ 6,129	₪ 22,187